Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Real estate loans	$ 17,258	$ 19,759
Commercial loans	3,590	4,216
Consumer loans	45	76
Total loan interest	20,893	24,051
Securities	6,074	6,006
Other interest earning assets	19	29
Total interest income	26,986	30,086
Interest expense:
Deposits	2,473	3,914
Repurchase agreements	106	178
Borrowed funds	652	897
Total interest expense	3,231	4,989
Net interest income	23,755	25,097
Provision for loan losses	3,510	5,570
Net interest income after provision for loan losses	20,245	19,527
Noninterest income:
Fees and service charges	2,501	2,538
Wealth management operations	1,177	1,165
Gain on sale of securities, net	966	913
Gain/(loss) on sale of foreclosed real estate	887	(381)
Increase in cash value of bank owned life insurance	398	403
Gain on sale of loans, net	256	1,263
Other-than-temporary credit impairment of debt securities	(18)	(128)
Noncredit portion of other-than-temporary impairment of debt securities recognized in other comprehensive income	17	0
Other	63	17
Total noninterest income	6,247	5,790
Noninterest expense:
Compensation and benefits	9,953	9,599
Occupancy and equipment	3,333	3,010
Data processing	1,005	941
Federal deposit insurance premiums	946	950
Marketing	403	485
Statement and check processing	329	307
Professional services	303	336
Other	3,656	3,713
Total noninterest expense	19,928	19,341
Income before income tax expenses	6,564	5,976
Income tax expenses	1,179	797
Net income	$ 5,385	$ 5,179
Earnings per common share:
Basic (in dollars per share)	$ 1.90	$ 1.83
Diluted (in dollars per share)	$ 1.90	$ 1.83
Dividends declared per common share (in dollars per share)	$ 0.60	$ 0.72